Customer Concentrations (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Customer Concentrations 1		37.00%
Customer Concentrations 2		55.30%
Customer Concentrations 3		$ 15,462
Customer Concentrations 4		325,530
Customer Concentrations 5		12.00%
Customer Concentrations 6		22.80%
Customer Concentrations 7		3,821
Customer Concentrations 1	38.40%
Customer Concentrations 2	44.10%
Customer Concentrations 3	59,062
Customer Concentrations 4	15,462
Customer Concentrations 5	5.00%
Customer Concentrations 6	26.70%
Customer Concentrations 7	2,113
Customer Concentrations 8	$ 3,821